Weakening Dollar 2x Strategy Fund Expense Example - Class A and Class C [Member] - Weakening Dollar 2x Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 376
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,445
Expense Example, with Redemption, 10 Years	3,061
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	661
Expense Example, with Redemption, 3 Years	1,069
Expense Example, with Redemption, 5 Years	1,503
Expense Example, with Redemption, 10 Years	$ 2,704